PROPERTY, PLANT AND EQUIPMENT - Narrative (Details)	1 Months Ended
Aug. 01, 2025 interest MW
Assets and liabilities classified as held for sale
Disclosure of detailed information about property, plant and equipment [line items]
Number of interests agreed upon to be sold | interest	2
Isagen S.A. E.S.P. | Classification of assets as held for sale
Disclosure of detailed information about property, plant and equipment [line items]
Proportion of ownership interests held by non-controlling interests	15.00%
3000 MW U.S. Hydroelectric Facilities | Classification of assets as held for sale
Disclosure of detailed information about property, plant and equipment [line items]
Hydroelectric power capacity | MW	3,000
450 MW United States Hydroelectirc Asset, Interest One
Disclosure of detailed information about property, plant and equipment [line items]
Portion of ownership interest	25.00%
450 MW United States Hydroelectirc Asset, Interest Two
Disclosure of detailed information about property, plant and equipment [line items]
Portion of ownership interest	25.00%